Segment reporting (Tables)	12 Months Ended
Mar. 31, 2026
Disclosure of segment reporting [Abstract]
Disclosure of operating segments [text block]

The Group’s operating segment information for the years ended March 31, 2026, 2025 and 2024 are presented below:

Year ended March 31, 2026

	Network- Connectivity Services (A)	Data Center Services (B)	Digital Services (C)	Total (D) = (A)+(B)+(C)

External customers	17,634	17,519	9,724	44,877
Intersegment revenues	-	88	222	310
Operating expenses	(14,309)	(9,544)	(10,790)	(34,643)
Intersegment expenses	(252)	-	(58)	(310)
Segment operating income / (loss)	3,073	8,063	(902)	10,234
Unallocated expenses:
Support service unit costs				(349)
Depreciation and amortization				(7,274)
Other income / (expense), net				410
Finance income				1
Finance expenses				(3,963)
Profit / (loss) before tax				(941)
Tax (expense) / benefit				(425)
Profit / (loss) for the year				(1,366)

Year ended March 31, 2025

	Network- Connectivity Services (A)	Data Center Services (B)	Digital Services (C)	Total (D) = (A)+(B)+(C)

External customers	15,781	14,196	9,909	39,886
Intersegment revenues	-	88	221	309
Operating expenses	(13,920)	(7,768)	(10,612)	(32,300)
Intersegment expenses	(252)	-	(57)	(309)
Segment operating income / (loss)	1,609	6,516	(539)	7,586
Unallocated expenses:
Support service unit costs				(59)
Depreciation and amortization				(5,633)
Other income / (expense), net				551
Finance income				13
Finance expenses				(2,744)
Profit / (loss) before tax				(286)
Tax (expense) / benefit				(499)
Profit / (loss) for the year				(785)

Year ended March 31, 2024

	Network- Connectivity Services (A)	Data Center Services (B)	Digital Services (C)	Total (D) = (A)+(B)+(C)

External customers	14,661	11,054	9,919	35,634
Intersegment revenues	-	88	221	309
Operating expenses	(12,319)	(6,425)	(10,105)	(28,849)
Intersegment expenses	(252)	-	(57)	(309)
Segment operating income / (loss)	2,090	4,717	(22)	6,785
Unallocated expenses:
Support service unit costs				9
Depreciation and amortization				(4,773)
Other income / (expense), net				535
Finance income				-
Finance expenses				(2,204)
Profit / (loss) before tax				352
Tax (expense) / benefit				(183)
Profit / (loss) for the year				169

Disclosure of detailed information about segment assets and liabilities

Disclosure of segment assets and liabilities

Particulars	March 31,2026	March 31,2025	March 31,2024
Segment assets
Network centric services	24,425	23,927	19,042
Data center services	53,028	43,941	38,371
Digital services	6,898	8,353	7,576
Unallocated assets	6,322	7,108	5,993
Total assets	90,673	83,329	70,982
Segment liabilities
Network centric services	24,145	22,394	19,171
Data center services	39,842	32,523	26,539
Digital services	7,753	8,283	7,200
Total liabilities	71,740	63,200	52,910
Capital employed	18,933	20,129	18,072

a) Capital expenditure incurred during the year

Particulars	March 31,2026	March 31,2025	March 31,2024
Network centric services	2,449	4,197	2,990
Data center services	10,366	13,483	5,990
Digital services	474	496	240
Total	13,289	18,176	9,220

b) Depreciation & amortization expense during the year

Particulars	March 31,2026	March 31,2025	March 31,2024
Network centric services	2,452	2,176	1,980
Data center services	4,474	3,145	2,541
Digital services	348	312	252
Total	7,274	5,633	4,773

Disclosure of geographical areas [text block]

The Group has two geographic segments India and rest of the world. Revenues from the geographic segments based on domicile of the customer are as follows:

Description	India	Rest of the world	Total
Revenues
Year ended March 31, 2026	41,736	3,141	44,877
Year ended March 31, 2025	36,850	3,036	39,886
Year ended March 31, 2024	33,304	2,330	35,634